UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of Registrant as specified in charter)
                                    --------


                                733 Third Avenue
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         OLD FIELD MASTER FUND, LLC
                         SEMI-ANNUAL REPORT (UNAUDITED)
                               SEPTEMBER 30, 2008

                           OLD FIELD MASTER FUND, LLC

                        FINANCIAL STATEMENTS (UNAUDITED)

                         FOR THE SIX-MONTH PERIOD ENDED

                               SEPTEMBER 30, 2008

OLD FIELD MASTER FUND, LLC

CONTENTS

                                                                          PAGE

FINANCIAL STATEMENTS (UNAUDITED)

   Statement of assets, liabilities and members' equity as of
     September 30, 2008                                                     1

   Schedule of investments in investment funds as of
     September 30, 2008                                                     2-3

   Statement of operations for the six-month period ended
      September 30, 2008                                                    4

   Statement of changes in members' equity for the six-month period
     ended September 30, 2008 and for the year ended March 31, 2008         5

   Statement of cash flows for the six-month period ended
     September 30, 2008                                                     6

   Notes to financial statements                                            7-13

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES, AND MEMBERS' EQUITY (UNAUDITED)
SEPTEMBER 30, 2008
(expressed in U.S. dollars)

ASSETS
Investments in investment funds, at fair value (cost $38,447,761)      $ 34,747,928
Cash and cash equivalents                                                 1,246,070
Redemptions receivable from investment funds                                326,234
Due from Investment Adviser                                                 111,021
                                                                     ---------------
           Total assets                                                $ 36,431,253
                                                                     ===============

LIABILITIES

Management fee payable                                                       95,987
Professional fees payable                                                    62,419
Administration fee payable                                                   24,780
Accrued expenses and other liabilities                                       11,373
                                                                     ---------------
          Total liabilities                                                 194,559
                                                                     ---------------

MEMBERS' EQUITY                                                        $ 36,236,694
                                                                     ===============

VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,356 UNITS
  OF BENEFICIAL INTEREST                                                    $ 86.41
                                                                     ===============

ANALYSIS OF MEMBERS' EQUITY
   Capital Subscriptions                                               $ 42,020,000
   Accumulated undistributed net investment loss                         (1,091,027)
   Accumulated undistributed net realized loss on investment funds         (992,446)
   Net unrealized depreciation on investments in investment funds        (3,699,833)
                                                                     ---------------
                                                                       $ 36,236,694
                                                                     ===============


See notes to financial statements.                                         1

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008
(expressed in U.S. dollars)

                                                          FIRST                                       PERCENTAGE
                                                       ACQUISITION                                    OF MEMBERS'
INVESTMENT STRATEGY/NAME                                   DATE           COST         FAIR VALUE       EQUITY*      LIQUIDITY**
CREDIT:
     Anchorage Crossover Credit Offshore Fund, Ltd.      2/1/2007      $ 1,950,000     $ 1,808,993        4.99%      Quarterly
     Latigo Offshore Fund, Ltd.                          2/1/2007        1,404,588       1,210,817        3.34%      Quarterly
                                                                       -----------     -----------       ------
          TOTAL CREDIT                                                   3,354,588       3,019,810        8.33%
                                                                       -----------     -----------       ------

EVENT DRIVEN:
     Altima Global Special Situations Fund, Ltd.         5/1/2008          800,000         645,930        1.78%      Quarterly
     CSO Ltd.                                            2/1/2007        1,400,000         728,998        2.01%      Quarterly***
     Montrica Global Opportunities Fund                  2/1/2007        1,100,000         934,622        2.58%      Quarterly
     Perry Partners International, Inc.                  5/1/2007        2,000,000       1,959,779        5.41%       Annually
     Taconic Opportunity Offshore Fund, Ltd.             5/1/2008        1,000,000         880,079        2.43%      Quarterly
     Wexford Offshore Credit Opportunities Fund, Ltd.    2/1/2007        1,087,500       1,037,036        2.86%      Quarterly
                                                                       -----------     -----------       ------
          TOTAL EVENT DRIVEN                                             7,387,500       6,186,444       17.07%
                                                                       -----------     -----------       ------

FIXED INCOME RELATIVE VALUE:
     Cura Fixed Income Arbitrage Fund, Ltd.              2/1/2007        1,400,000       1,739,085        4.80%      Quarterly
     The Drake Absolute Return Fund, Ltd.                2/1/2007          807,303         589,454        1.63%      Quarterly+
                                                                       -----------     -----------       ------
          TOTAL FIXED INCOME RELATIVE VALUE                              2,207,303       2,328,539        6.43%
                                                                       -----------     -----------       ------

FUNDAMENTAL MARKET NEUTRAL:
     O'Connor Global Fundamental Long / Short Limited    4/1/2007        1,900,000       2,263,770        6.25%       Monthly
                                                                       -----------     -----------       ------

LONG/SHORT EQUITY:
     Alson Signature Fund Offshore, Ltd.                 2/1/2007          850,000         752,506        2.08%      Quarterly
     Coeus Capital Offshore Ltd.                         5/1/2008          600,000         546,038        1.51%      Quarterly
     Criterion Capital Partners, Ltd.                    2/1/2007          650,000         623,085        1.72%       Monthly
     Dirigo, Ltd.                                        2/1/2007          700,000         767,622        2.12%      Quarterly
     Elm Ridge Value Partners Offshore Fund, Inc.        5/1/2007          900,000         896,020        2.47%      Quarterly
     Highline Capital International, Ltd.                5/1/2008          800,000         747,805        2.06%      Quarterly
     Ivory Offshore Flagship Fund, Ltd.                  2/1/2007          700,000         689,078        1.90%      Quarterly
     PFM Diversified Offshore Fund, Ltd.                 5/1/2008          800,000         758,781        2.09%      Quarterly
                                                                       -----------     -----------       ------
          TOTAL LONG/SHORT EQUITY                                        6,000,000       5,780,935       15.95%
                                                                       -----------     -----------       ------

MACRO:
     AQR Absolute Return Offshore Fund, Ltd.             2/1/2007        1,050,000         614,570        1.70%      Quarterly
     Brevan Howard Fund Limited                         10/1/2007        2,000,000       2,328,776        6.43%       Monthly
     Fortress Commodities Fund L.P.                      2/1/2008        1,100,000       1,140,347        3.15%      Quarterly
     QFS Global Macro Hedge Fund, Ltd.                   5/1/2008          700,000         725,085        2.00%       Monthly
                                                                       -----------     -----------       ------
          TOTAL MACRO                                                    4,850,000       4,808,778       13.28%
                                                                       -----------     -----------       ------

See notes to financial statements.                                         2

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
SEPTEMBER 30, 2008
(expressed in U.S. dollars)

                                                          FIRST                                       PERCENTAGE
                                                       ACQUISITION                                    OF MEMBERS'
INVESTMENT STRATEGY/NAME                                   DATE           COST         FAIR VALUE       EQUITY*      LIQUIDITY**
MULTI-STRATEGY RELATIVE VALUE:
     Bennelong Asia Pacific Multi-Strategy Equity
        Fund, Ltd.                                       8/1/2008     $  1,100,000     $  1,089,075        3.01%       Monthly
     Citadel Kensington Global Strategies Fund, Ltd.     2/1/2007        1,750,000        1,763,665        4.87%      Quarterly
     Linden International, Ltd.                          2/1/2007        1,400,000        1,258,903        3.47%      Quarterly
     Sandelman Partners Multi-Strategy Fund, Ltd.        2/1/2007        1,667,338        1,316,048        3.63%      Quarterly+
                                                                      ------------     ------------      ------
          TOTAL MULTI-STRATEGY RELATIVE VALUE                            5,917,338        5,427,691       14.98%
                                                                      ------------     ------------      ------

STRUCTURED CREDIT:
     Cerberus International, Ltd.                        9/1/2007        2,000,000        1,939,970        5.35%      Quarterly
     CPIM Structured Credit Fund 1000 Inc.               2/1/2007        1,400,000          393,141        1.08%      Quarterly
     Dune Capital International, Ltd.                    2/1/2007        1,131,032          857,979        2.37%       Annually+
     Petra Offshore Fund L.P.                            2/1/2007        1,400,000        1,003,525        2.77%      Quarterly
     Sorin Offshore Fund, Ltd.                           2/1/2008          900,000          737,346        2.03%      Quarterly
                                                                      ------------     ------------      ------
          TOTAL STRUCTURED CREDIT                                        6,831,032        4,931,961       13.60%
                                                                      ------------     ------------      ------
          TOTAL INVESTMENTS IN INVESTMENT FUNDS                       $ 38,447,761     $ 34,747,928       95.89%
                                                                      ============     ============      ======

*    Percentages are based on members' equity at end of period of $36,236,694.
**   Available frequency of redemptions after initial lock-up period.
***  Manager has suspended redemptions.
+ Fund is in the process of an orderly wind-down with the return of capital to investors.

 At September 30, 2008, the aggregate cost of investments for tax purposes was $38,447,761. Net unrealized depreciation on investments for tax purposes was $(3,699,833), consisting of $1,178,350 of gross unrealized appreciation and $(4,878,183) of gross unrealized depreciation.

See notes to financial statements.                                         3

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008
(expressed in U.S. dollars)


INVESTMENT INCOME:
       Interest                                                                $    14,884
                                                                               ------------

EXPENSES:
       Management fee                                                              196,114
       Professional fees                                                            70,925
       Adminstration fee                                                            50,150
       Directors fee                                                                 7,500
       Other                                                                         8,172
                                                                               ------------
               Total expenses                                                      332,861
               Fund expense reimbursed                                             (24,287)
                                                                               ------------
Net expenses                                                                       308,574
                                                                               ------------
Net investment loss                                                               (293,690)
                                                                               ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN INVESTMENT FUNDS
       Net realized loss on investments in investment funds                       (311,433)
       Net change in unrealized depreciation on investments
             in investment funds                                                (2,632,092)
                                                                               ------------
       Net realized and unrealized losses                                       (2,943,525)
                                                                               ------------
Net decrease in members' equity derived from operations                        $(3,237,215)
                                                                               ============

See notes to financial statements.                                         4

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                         For the six-month
                                                           period ended
                                                         September 30, 2008     For the year ended
                                                            (unaudited)           March 31, 2008
                                                         ------------------     -----------------
FROM OPERATIONS:
       Net unrealized depreciation on                      $ (2,632,092)           $ (1,542,046)
           investments in investment funds
       Net realized loss on investment funds                   (311,433)               (681,013)
       Net investment loss                                     (293,690)               (703,429)
                                                           ------------             ------------
       Net decrease in members' equity
           from operations                                   (3,237,215)             (2,926,488)

MEMBERS' EQUITY TRANSACTIONS
       Proceeds from sales of units - (69,156 units
           for the year ended March 31, 2008)                        --               7,000,000
                                                           ------------             -----------

Net (decrease)/increase in members' equity                   (3,237,215)              4,073,512
Members' equity at beginning of period                       39,473,909              35,400,397
                                                           ------------             -----------
Members' equity at end of period                           $ 36,236,694            $ 39,473,909
                                                           ============            ============


See notes to financial statements.                                         5

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in members' equity from operations                              $   (3,237,215)
Adjustments to reconcile net decrease in members' equity from operations to net cash provided by operating activities:
                  Net change in unrealized depreciation on                        2,632,092
                         investment in investment funds
                  Net realized loss on investments in investments funds             311,433
                  Subscriptions in investment funds                              (7,000,000)
                  Redemptions from investment funds                               2,815,806
               Changes in:
                  Redemptions receivable from investment funds                    5,635,205
                  Due from Investment Adviser                                       (24,287)
                  Management fee payable                                            (21,334)
                  Professional fees payable                                          18,713
                  Accrued expenses and other liabilities                              7,573
                                                                             --------------
                         Net cash provided by operating activities                1,137,986

Net increase in cash and cash equivalents                                         1,137,986
Cash and cash equivalents at beginning of period                                    108,084
                                                                             --------------
NET CHANGE AND BALANCE IN CASH AND CASH EQUIVALENTS AT END OF PERIOD         $    1,246,070
                                                                             ===============


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
        Redemptions receivable from investment funds                         $      326,234
                                                                             ===============

See notes to financial statements.                                         6

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2008


NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the "SEC") and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of September 30, 2008, Old Field Fund, LLC (the "Domestic Feeder"), through Old Field Fund, LDC (the "Offshore Feeder") which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[4]    BASIS OF ACCOUNTING:

       The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Fund's fiscal year end is March 31.

[5]    USE OF ESTIMATES:

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[6]    INVESTMENTS VALUATION AND REVENUE RECOGNITION:

       Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

       The Fund's valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. The Investment Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund's interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the investment fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2008

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[3]    INVESTMENTS VALUATION AND REVENUE RECOGNITION (CONTINUED)

       With respect to an investment fund, which represents 2.77% of Members' Capital as of September 30, 2008, the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the investment manager. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted.

       Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund's share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a cost recovery basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned.

       Interest income is recorded on an accrual basis.

[4]    CASH AND CASH EQUIVALENTS:

       For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the FDIC at September 30, 2008.

[5]    INCOME TAXES:

       No provision of federal, state or local income taxes has been made since these taxes are the responsibility of the individual members.

[6]    ADMINISTRATION AGREEMENT:

       The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement.

[7]    FAIR VALUE OF FINANCIAL INSTRUMENTS:

       The fair value of the Fund's assets and liabilities, which qualify as financial instruments under the Statement of Financial Accounting Standards no. 107, "Disclosures About Fair Value of Financial Instruments," approximates the carrying amounts presented in the accompanying statement of assets, liabilities and members' equity.

       FASB Statement of Financial Accounting Standards ("SFAS") No. 157 is effective for the Fund's financial statements issued after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
       1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2008

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[7]    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
                o Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

                o Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

                o Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

       As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at September 30, 2008:

       The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                         LEVEL 1    LEVEL 2      LEVEL 3         TOTAL
                                         -------    -------    ---------    ------------
Investments in Investment Funds          $   --      $ --       $34,747,92  $ 34,747,928


       The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                              INVESTMENTS IN
                                                INVESTMENT
                                                 FUNDS
                                            -----------------
Balance as of 3/31/08                           $ 33,507,259
Accrued discounts/premiums                                 -
Realized loss                                       (311,433)
Change in unrealized depreciation                 (2,632,092)
Net purchase                                       4,184,194
Net transfers in/and or out of Level 3                    --
                                            -----------------
BALANCE AS OF 9/30/08                           $ 34,747,928
                                            =================


OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2008


NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[8]    ACCOUNTING PROUNCEMENTS:

       On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

       In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many financial assets and liabilities. Entities electing the fair value option would be required to recognize changes in fair value in earnings. Entities electing the fair value option are required to distinguish, on the face of the statement of assets, liabilities and members' equity, the fair value of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The adjustment to reflect the difference between the fair value and the carrying amount would be accounted for as a cumulative-effect adjustment to members' equity as of the date of initial adoption. The Fund is currently evaluating the impact, if any, of SFAS 159 on the Fund's financial statements.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2008

NOTE C - RELATED PARTY TRANSACTIONS

MANAGEMENT FEES:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund's management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008.

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitations"). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted.

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2008

NOTE G - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for the members' equity and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                                                               For the period from
                                                                                                 February 1, 2007
                                                  For the six-month                            (commencement of
                                                    period ended         For the year ended         operations)
                                                  September 30, 2008     For the year ended           through
                                                    (unaudited)           March 31, 2008          March 31, 2007
                                                 -------------------      -----------------    -------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                    $  94.13              $ 101.09              $ 100.00

Income from investment operations:
      Net investment loss                                  (0.70)                (1.75)                (0.27)
      Net unrealized (loss)/gain on
             investments in
             investment funds                              (7.02)                (5.21)                 1.36
                                                        ---------              --------             ---------

      Total from investment (loss)/income                  (7.72)                (6.96)                 1.09
                                                        ---------              --------             --------

NET ASSET VALUE, END OF PERIOD                          $  86.41              $  94.13              $ 101.09
                                                        =========             =========             =========

MEMBERS' EQUITY, END OF PERIOD (000'S)                  $ 36,237              $ 39,474              $ 35,400
                                                        =========             =========             =========

TOTAL RETURN                                               (8.20)%               (6.89)%                1.09%

PORTFOLIO TURNOVER                                          7.74%                22.45%                    0%

Ratio to average net assets:
      Expenses, before reimbursement                        0.85% *               2.06%                 0.45% *
      Reimbursement                                        (0.06)%*              (0.12)%               (0.11)%*
                                                        ---------             ---------             ---------

      Expenses, after reimbursement                         0.79% *               1.94%                 0.34% *
                                                        =========             =========             =========

      Net investment loss, before reimbursement            (0.81)%*              (1.88)%               (0.38)%*
      Reimbursement                                         0.06% *               0.12%                 0.11% *
                                                        ---------              --------             ---------

      Net investment loss, after reimbursement             (0.75)%*              (1.76)%               (0.27)%*
                                                        ---------              --------             ---------


*    Not Annualized.

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

NOTE H - SUBSEQUENT EVENTS

Subsequent to period-end through December 1, 2008, a Portfolio Fund constituting 2.01% of Members Capital as of September 30, 2008 has announced that they are liquidating their portfolios and returning cash to investors.

Additionally, Portfolio Funds constituting of 6.07% of Members Capital as of September 30, 2008 are in the process of an orderly wind-down with the return of capital to investors. A Portfolio Fund constituting of 2.03% of Members Capital as of September 30, 2008 has suspended redemptions.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2008

SEMI-ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Master Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

ADVISORY AGREEMENT

A continuation of the investment advisory agreement between Old Field Master Fund, LLC ("Master Fund") and Marwood Alternative Asset Management LLC ("Marwood") was approved by the Board of Managers of the Master Fund on August 13, 2008. In accordance Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Advisory Agreement was approved by the vote of a majority of the managers of the Fund ("Managers") who are not "interested persons" of the Funds or the Adviser (the "Independent Managers"), cast in person at a meeting called for the purpose of voting on such approval. Prior to its consideration, the Board requested, and Marwood provided, specific information and documentation in order to assist the Managers in evaluating the terms of the Advisory Agreement. The Board engaged in a lengthy discussion in considering renewal of the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

The Board evaluated the information relating to the reasonableness of fees and quality of services under the Advisory Agreement. The Board based its decision upon, among other things:
(1) The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board reviewed the personnel who comprise the Marwood investment team and proposed new additions to the Adviser's investment committee, and the Advisor's compliance program and code of ethics. The Board determined that the Adviser was committed to its services and the success of the Master Fund.
(2) The investment performance of the Master Fund, comparable funds and the Adviser. The Board reviewed performance of the Master Fund and comparable funds, including private funds managed by the Adviser. The Board noted the timing of the Master Fund's commencement was not beneficial to performance.
(3) The fees and expenses of the Master Fund and of comparable funds. The Board compared services rendered and the amounts paid under the contract with those under other investment advisory contracts, including amounts paid to other investment advisers by other registered investment companies. The Board determined that the Master Fund's fees and expenses, and caps, were favorable in comparison to other funds, especially in light of the fee waiver.
(4) Economies of Scale. The Board considered the extent to which economies of scale would be realized if the Fund grew, and examined the fees charged by Marwood and the current contractual fee waiver and expense limitation in effect. The Board noted on an expense basis, the Master's Fund's management fee compares favorably with similar type funds, especially with the current fee waiver. Further, the Fund does not charge an incentive fee, a sales charge or an investor servicing fee unlike many funds of funds with similar strategies.
(5) The costs of the services and profits realized by the Adviser and affiliates. Board reviewed the costs of the services to be provided and lack of profits being realized by the Adviser, examining the current contractual fee waiver and expense limitation in effect, and determining that the Adviser was not receiving unwarranted benefit.

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Master Fund, the Board determined to approve renewal of the Advisory Agreement for an additional annual term.

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

a)(1) Portfolio Managers
The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Robeco Investment Management, and Michael Murphy, the Director of Research of the Robeco-Sage division of the Robeco Investment Management. Investment decisions for the Registrant are made with the oversight of the investment adviser's Investment Committee, comprised of Michael Abbott, Mr. Platkin, Mr. Murphy and Mr. Sloat.

Michael Abbott, Chief Executive Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Mr. Abbott is a member of the Investment Committee, which is responsible for choosing investment managers based on overall portfolio fit.

Paul S. Platkin, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

Darren S. Wolf, CFA, Vice President / Co-Director of Research. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University's Syms School of Business where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.

Glenn E. Sloat, Director of Operational Due Diligence and Vice President of the Robeco-Sage division of the Investment Manager, joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage, Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

Mr. Sloat is a member of the Investment Committee. He is responsible for operational due diligence on all investment managers.

(a)(2) Other Accounts
(i) The account information below is applicable to each of the above portfolio managers.
(ii)(A) Other registered investment companies managed by the portfolio managers:
3 funds with approximate total assets of $301,815,022.
(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 10 funds with approximate total assets of $1,912,996,249.
(iii) Registered investment companies managed by the portfolio managers with incentive fees: 1 fund with approximate total assets of $46,353,077.
       Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $252,312,777.
(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation
Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership
The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of September 30, 2008

              PORTFOLIO MANAGER                 DOLLAR RANGE

            Michael Abbott                          None
            Paul S. Platkin                         None
            Darren S. Wolf                          None
            Glenn E. Sloat                          None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Old Field Master Fund, LLC


By (Signature and Title)*     /s/ John T. Moore
                              -------------------------
                              John T. Moore, President

Date: December 9, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John T. Moore
                              -------------------------
                              John T. Moore, Principal Executive Officer

Date: December 9, 2008


By (Signature and Title)*     /s/ Thomas J. Modzelewski
                              -------------------------
                              Thomas J. Modzelewski, Principal Financial Officer

Date: December 9, 2008

* Print the name and title of each signing officer under his or her signature.